Risk Management - Disclosure of concentrations of credit risk by industry and geography (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Loans and advances	£ 1,518,454	£ 1,491,765
Contingent liabilities
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	24,307	24,173
Loan commitments
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	403,060	407,545
Gross exposure | Stage 1 | Contingent liabilities
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	22,448	21,028
Gross exposure | Stage 1 | Loan commitments
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	388,045	391,227
Gross exposure | Lifetime expected credit losses | Stage 2 | Contingent liabilities
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,905	2,835
Gross exposure | Lifetime expected credit losses | Stage 2 | Loan commitments
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	14,568	15,893
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Contingent liabilities
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Loan commitments
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	5	6
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category | Gross exposure
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	22,197	16,338
Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Loans and advances	429,998	414,483
Total loans and advances at amortised cost including debt securities | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	395,801	370,812
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	29,318	38,636
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	4,879	5,035
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 POCI
Disclosure of geographical areas [line items]
Loans and advances	39	57
Total loans and advances at amortised cost including debt securities | Gross exposure
Disclosure of geographical areas [line items]
Loans and advances	435,309	419,576
Total loans and advances at amortised cost including debt securities | Gross exposure | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	396,705	371,762
Total loans and advances at amortised cost including debt securities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	31,035	40,398
Total loans and advances at amortised cost including debt securities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of geographical areas [line items]
Loans and advances	39	57
Loans and advances at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	361,523	346,273
Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	328,579	306,774
Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	30,664	37,153
Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of geographical areas [line items]
Loans and advances	39	57
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	361,523	346,273
Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	327,688	305,836
Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	28,956	35,402
Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	4,879	5,035
Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 POCI
Disclosure of geographical areas [line items]
Loans and advances	39	57
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of geographical areas [line items]
Loans and advances	366,812	351,343
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	328,579	306,774
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	30,664	37,153
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of geographical areas [line items]
Loans and advances	39	57
Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	68,475	68,210
Debt securities at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	68,113	64,976
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	362	3,234
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	0	0
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 POCI
Disclosure of geographical areas [line items]
Loans and advances	0	0
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of geographical areas [line items]
Loans and advances	68,497	68,233
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	68,126	64,988
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	371	3,245
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of geographical areas [line items]
Loans and advances	0	0
Total off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	427,783	432,157
Total off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	24,469	24,358
Total off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	403,314	407,799
Total off-balance sheet | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	410,493	412,255
Total off-balance sheet | Stage 1 | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	22,448	21,028
Total off-balance sheet | Stage 1 | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	388,045	391,227
Total off-balance sheet | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	16,473	18,728
Total off-balance sheet | Lifetime expected credit losses | Stage 2 | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	1,905	2,835
Total off-balance sheet | Lifetime expected credit losses | Stage 2 | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	14,568	15,893
Total off-balance sheet | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	817	1,174
Total off-balance sheet | Lifetime expected credit losses | Stage 3 | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	116	495
Total off-balance sheet | Lifetime expected credit losses | Stage 3 | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	701	679
Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,227	3,430
Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	2,649	2,518
Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	412	484
Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	166	428
Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,276	1,412
Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	1,233	1,335
Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	36	76
Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	7	1
Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	6,112	6,173
Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	4,327	4,764
Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	1,574	1,237
Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	211	172
Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,134	3,717
Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	2,979	3,674
Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	37	43
Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	118	0
Government and central bank | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	40,375	39,699
Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	8,638	8,325
Banks | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	8,638	8,323
Banks | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	0	2
Banks | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	0	0
Banks | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	802	1,249
Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,906	3,000
Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	3,559	2,537
Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	177	206
Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	170	257
Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	23,854	21,937
Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	21,356	18,987
Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	2,199	2,536
Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	299	414
Materials and Building | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	414	1,388
Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	9,281	9,675
Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	7,492	7,850
Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	1,574	1,565
Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	215	260
Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,602	1,580
Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	1,377	1,321
Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	112	164
Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	113	95
Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	177,333	168,061
Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	161,637	146,652
Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	13,813	19,534
Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	1,883	1,875
Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	24,146	23,139
Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	20,677	19,301
Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	2,679	3,049
Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	790	789
Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	48,148	47,237
Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	46,359	45,689
Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	1,523	1,474
Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	266	74
Other Financial Institutions | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	25,064	24,007
Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	50,866	48,587
Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	45,405	42,885
Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	4,820	5,032
Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	641	670
United Kingdom | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Loans and advances	292,868	279,837
United Kingdom | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	264,725	253,898
United Kingdom | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	28,143	25,939
United Kingdom | Total off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	123,622	120,179
United Kingdom | Total off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	5,521	5,721
United Kingdom | Total off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	118,101	114,458
United Kingdom | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,153	3,430
United Kingdom | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	689	515
United Kingdom | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,841	3,578
United Kingdom | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,538	3,373
United Kingdom | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	717	730
United Kingdom | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,219	2,109
United Kingdom | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	20,677	18,502
United Kingdom | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	7,846	7,934
United Kingdom | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	928	763
United Kingdom | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	175,327	166,181
United Kingdom | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	13,154	13,266
United Kingdom | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	6,021	6,772
United Kingdom | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	27,615	26,745
Americas | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Loans and advances	86,272	86,068
Americas | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	66,877	66,347
Americas | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	19,395	19,721
Americas | Total off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	252,206	254,361
Americas | Total off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	12,320	10,742
Americas | Total off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	239,886	243,619
Americas | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	0	0
Americas | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	358	708
Americas | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,150	1,418
Americas | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	0	0
Americas | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,435	3,573
Americas | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,069	401
Americas | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,414	2,816
Americas | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	675	831
Americas | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	344	421
Americas | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	118	113
Americas | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	5,614	5,196
Americas | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	30,761	30,791
Americas | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	20,939	20,079
Europe | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Loans and advances	36,377	31,734
Europe | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	18,854	16,176
Europe | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	17,523	15,558
Europe | Total off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	40,749	46,875
Europe | Total off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	5,084	5,514
Europe | Total off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	35,665	41,361
Europe | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	74	0
Europe | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	221	189
Europe | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	760	828
Europe | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	118	2
Europe | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,746	1,301
Europe | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	294	203
Europe | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	398	399
Europe | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	251	294
Europe | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	205	300
Europe | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	832	899
Europe | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	4,024	3,646
Europe | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	8,521	7,121
Europe | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,410	994
Others | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Loans and advances	14,481	16,844
Others | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	11,067	9,852
Others | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,414	6,992
Others | Total off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	11,206	10,742
Others | Total off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	1,544	2,381
Others | Total off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	9,662	8,361
Others | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	0	0
Others | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	8	0
Others | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	361	349
Others | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	478	342
Others | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,740	2,721
Others | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	324	287
Others | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	365	220
Others | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	509	616
Others | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	125	96
Others | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,056	868
Others | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,354	1,031
Others | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,845	2,553
Others | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	£ 902	£ 769